As filed with the Securities and Exchange Commission on November 28, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4255

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                   Neuberger Berman Advisers Management Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006
                   (Names and addresses of agents for service)

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                         NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio
------------------------------------------

NUMBER OF SHARES                             MARKET VALUE($)+         NUMBER OF SHARES                         MARKET VALUE($)+
COMMON STOCKS (67.9%)                                                 DISTRIBUTOR (0.3%)
                                                                            3,500  W.W. Grainger                       220,220
AEROSPACE (1.7%)                                                                                                  ------------
      6,250  Goodrich Corp.                          277,125          ELECTRICAL & ELECTRONICS (0.5%)
      6,500  Precision Castparts                     345,150               13,000  Jabil Circuit                       401,960*
     13,500  Rockwell Collins                        652,320                                                      ------------
                                                ------------          ENERGY (6.9%)
                                                   1,274,595               14,000  Canadian Natural Resources          632,660
                                                ------------               15,000  Denbury Resources                   756,600*
BASIC MATERIALS (1.8%)                                                      9,200  GlobalSantaFe Corp.                 419,704
     17,000  Airgas Inc.                             503,710               13,400  National-Oilwell Varco              881,720*
     10,000  Peabody Energy                          843,500               12,150  Quicksilver Resources               580,648*
                                                ------------               19,200  Smith International                 639,552
                                                   1,347,210               27,233  XTO Energy                        1,234,200
                                                ------------                                                      ------------
                                                                                                                     5,145,084
BIOTECHNOLOGY (3.2%)                                                                                              ------------
     16,800  Celgene Corp.                           912,576*
     17,600  Gilead Sciences                         858,176*         FINANCIAL SERVICES (3.6%)
      8,000  Invitrogen Corp.                        601,840*               2,600  Chicago Mercantile Exchange         876,980
                                                ------------                7,000  Legg Mason                          767,830
                                                   2,372,592               13,000  Moody's Corp.                       664,040
                                                ------------               10,000  Nuveen Investments                  393,900
                                                                                                                  ------------
BUSINESS SERVICES (5.6%)                                                                                             2,702,750
     23,000  Alliance Data Systems                   900,450*                                                     ------------
     13,200  CB Richard Ellis Group                  649,440*
     15,050  Corporate Executive Board             1,173,599          HEALTH CARE (3.2%)
      8,150  Getty Images                            701,226*               5,000  American Healthways                 212,000*
     13,500  Monster Worldwide                       414,585*               8,000  Cerner Corp.                        695,440*(E)
      5,900  NAVTEQ                                  294,705*               3,500  Gen-Probe                           173,075*
      1,400  NeuStar, Inc.                            44,786*              10,400  Omnicare, Inc.                      584,792
                                                ------------               18,000  VCA Antech                          459,360*
                                                   4,178,791                7,500  WellCare Health Plans               277,875*
                                                ------------                                                      ------------
                                                                                                                     2,402,542
BUSINESS SERVICES - IT BUSINESS SERVICES (0.3%)                                                                   ------------
      4,500  DST Systems                             246,735*
                                                ------------

COMMUNICATIONS EQUIPMENT (1.6%)                                       INDUSTRIAL (3.6%)
     21,000  Juniper Networks                        499,590*              15,500  Danaher Corp.                       834,365
     14,000  Scientific-Atlanta                      525,140               16,000  Donaldson Co.                       488,480
     19,000  Tellabs, Inc.                           199,880*              13,400  Fastenal Co.                        818,606
                                                ------------               10,100  Rockwell International              534,290
                                                   1,224,610                                                      ------------
                                                ------------                                                         2,675,741
                                                                                                                  ------------
CONSUMER CYCLICALS (0.2%)
      3,200  Williams-Sonoma                         122,720*         LEISURE (4.4%)
                                                ------------               12,000  Gaylord Entertainment               571,800*
                                                                           14,000  Hilton Hotels                       312,480
CONSUMER DISCRETIONARY (3.4%)                                               9,600  Marriott International              604,800
      1,433  Acco Brands                              40,439*              13,800  MGM MIRAGE                          604,026*
     13,500  Advance Auto Parts                      522,180*              15,500  Station Casinos                   1,028,580
      7,000  D.R. Horton                             253,540                6,000  WMS Industries                      168,780*
      6,100  Fortune Brands                          496,113                                                      ------------
      6,000  Harman International Industries         613,620                                                         3,290,466
      5,500  Laureate Education                      269,335*                                                     ------------
     10,500  XM Satellite Radio Holdings             377,055*         MEDICAL EQUIPMENT (4.7%)
                                                ------------               12,800  C. R. Bard                          845,184
                                                   2,572,282               12,000  Kinetic Concepts                    681,600*
                                                ------------               14,400  Kyphon Inc.                         632,736*
                                                                           10,100  ResMed Inc.                         804,465*
CONSUMER STAPLES (1.3%)                                                    14,000  Varian Medical Systems              553,140*
     11,500  Shoppers Drug Mart                      407,123                                                      ------------
      4,000  Whole Foods Market                      537,800                                                         3,517,125
                                                ------------                                                      ------------
                                                     944,923          OIL & GAS (0.3%)
                                                ------------               10,000  Western Oil Sands Class A           237,306*
                                                                                                                  ------------
DIAGNOSTIC EQUIPMENT (1.1%)                                           RETAIL (3.6%)
     26,700  Cytyc Corp.                             716,895*
      2,000  IDEXX Laboratories                      133,760*
                                                ------------
                                                     850,655
                                                ------------

See Notes to Schedule of Investments

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------

NUMBER OF SHARES                             MARKET VALUE($)+

      9,000  AnnTaylor Stores                        238,950*
     35,800  Coach, Inc.                           1,122,688*
      7,000  Michaels Stores                         231,420
     22,400  Nordstrom, Inc.                         768,768
     10,400  Urban Outfitters                        305,760*
                                                ------------
                                                   2,667,586
                                                ------------

SEMICONDUCTORS (4.8%)
      9,000  Broadcom Corp.                          422,190*
      3,000  KLA-Tencor                              146,280
      7,000  Linear Technology                       263,130
     14,000  Marvell Technology Group                645,540*
     17,000  MEMC Electronic Materials               387,430*
     18,500  Microchip Technology                    557,220
     29,000  Microsemi Corp.                         740,660*
     17,100  National Semiconductor                  449,730
                                                ------------
                                                   3,612,180
                                                ------------

SOFTWARE (2.8%)
     13,900  Autodesk, Inc.                          645,516
     11,200  Cognos, Inc.                            436,016*
      9,500  McAfee Inc.                             298,490*
     10,000  Mercury Interactive                     396,000*
     12,500  Salesforce.com, Inc.                    289,000*
                                                ------------
                                                   2,065,022
                                                ------------

TECHNOLOGY (3.5%)
     22,500  Activision, Inc.                        460,125*
      5,100  Agilent Technologies                    167,025*
     12,000  Altera Corp.                            229,320*
      7,000  CACI International                      424,200*
     22,400  Cognizant Technology Solutions        1,043,616*
      7,000  Comverse Technology                     183,890*
      3,500  Logitech International ADR              142,625*
                                                ------------
                                                   2,650,801
                                                ------------

TELECOMMUNICATIONS (4.0%)
     14,500  Alamosa Holdings                        248,095*
     20,800  American Tower                          518,960*
     21,000  Leap Wireless International             739,200*
     38,700  Nextel Partners                         971,370*
      6,000  NII Holdings                            506,700*
                                                ------------
                                                   2,984,325
                                                ------------

TRANSPORTATION (1.1%)
      9,100  C.H. Robinson Worldwide                 583,492
      4,000  Overseas Shipholding Group              233,320
                                                ------------
                                                     816,812
                                                ------------
UTILITIES (0.4%)
      7,650  Energen Corp.                           330,939
                                                ------------

TOTAL COMMON STOCKS
(COST $34,917,883)                                50,855,972
                                                ------------



See Notes to Schedule of Investments

                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
------------------------------------------

PRINCIPAL AMOUNT($)                                                   RATING        MARKET VALUE($)+
                                                                   Moody's   S&P

U.S. GOVERNMENT AGENCY SECURITIES (0.8%)
  600,000 Federal Home Loan Bank, Bonds,
          2.88%, due 8/15/06
          (COST $595,057)                                           AGY    AGY          592,586
                                                                                   ------------
MORTGAGE-BACKED SECURITIES (0.6%)
FANNIE MAE
  19,700 Collateralized Mortgage Obligations,
         Planned Amortization Certificates,
         Ser. 2003-16, Class PA, 4.50%, due
         11/25/09                                                   AGY    AGY           19,668

FREDDIE MAC
  51,362 Pass-Through Certificates, 5.00%, due 2/1/07               AGY    AGY           51,807
  72,358 Pass-Through Certificates, 5.50%, due 2/1/07               AGY    AGY           73,322
 248,904 Pass-Through Certificates, 8.50%, due 10/1/30              AGY    AGY          268,796
                                                                                   ------------
         TOTAL MORTGAGE-BACKED SECURITIES (COST $416,015)                               413,593
                                                                                   ------------

CORPORATE DEBT SECURITIES (15.4%)
  285,000 American Express Co., Notes, 5.50%, due 9/12/06            A1      A+         287,639
  200,000 AT&T Wireless Services, Inc., Senior Notes,
          7.35%, due 3/1/06                                        Baa2      A          202,322
  200,000 Bank of America Corp., Senior Notes, 3.88%,
          due 1/15/08                                               Aa2     AA-         197,060
  335,000 Bank of New York Co., Inc., Senior Notes, 5.20%,
          due 7/1/07                                                Aa3      A+         338,438
  200,000 Bank One Corp., Notes, 6.50%, due 2/1/06                  Aa3      A+         201,493
  250,000 BankBoston N.A., Subordinated Notes, 6.50%, due
          12/19/07                                                  Aa2     AA-         260,595
  250,000 Bear Stearns Cos., Inc., Notes, 4.00%, due
          1/31/08                                                    A1      A          246,541
  400,000 Berkshire Hathaway Finance, Notes, 3.40%, due
          7/2/07                                                    Aaa    AAA          391,775
  300,000 Boeing Capital Corp., Senior Notes, 5.75%, due
          2/15/07                                                    A3      A          304,620(OO)
  300,000 Caterpillar Financial Services Corp., Medium-Term
          Notes, 2.59%, due 7/15/06                                  A2      A          295,751
  145,000 Chase Manhattan Corp., Subordinated Notes, 7.25%,
          due 6/1/07                                                 A1      A          150,717
  250,000 CIT Group, Inc., Senior Notes, 3.88%, due 11/3/08          A2      A          243,684
  500,000 Citigroup Inc., Notes, 5.00%, due 3/6/07                  Aa1     AA-         503,470(OO)
  285,000 Coca-Cola Enterprises, Notes, 5.38%, due 8/15/06           A2      A          287,356
  275,000 Comcast Cable Communications, Notes, 8.38%, due
          5/1/07                                                   Baa2    BBB+         290,150
  300,000 Credit Suisse First Boston USA, Inc., Notes,
          4.63%, due 1/15/08                                        Aa3      A+         299,890
  190,000 Daimler Chrysler N.A. Holdings Corp., Guaranteed
          Notes, 4.05%, due 6/4/08                                   A3    BBB          185,546
  300,000 Diageo Finance BV, Guaranteed Notes, 3.00%, due
          12/15/06                                                   A2      A-         294,254
  135,000 Enterprise Products Operating, Senior Notes,
          4.00%, due 10/15/07                                      Baa3     BB+         132,300
  110,000 Ford Motor Credit Co., Notes, 6.50%, due 1/25/07         Baa3     BB+         110,128
  275,000 General Electric Capital Corp., Notes, 3.50%, due
          5/1/08                                                    Aaa    AAA          268,111
  130,000 General Motors Acceptance Corp., Notes, 6.13%, due
          9/15/06                                                   Ba1     BB          130,413
  200,000 Goldman Sachs Group, Inc., Notes, 4.13%, due
          1/15/08                                                   Aa3     A+          197,981
  280,000 Hewlett-Packard Co., Notes, 5.50%, due 7/1/07              A3     A-          284,284
  285,000 HSBC Finance Corp., Notes, 5.75%, due 1/30/07              A1     A           289,420
  285,000 International Lease Finance Corp., Notes, 5.75%,
          due 2/15/07                                                A1    AA-          288,172
  300,000 John Deere Capital Corp., Notes, 5.13%, due
          10/19/06                                                   A3     A-          301,888
  250,000 Kraft Foods, Inc., Notes, 4.63%, due 11/1/06               A3   BBB+          250,087
  190,000 Mallinckrodt Group, Inc., Notes, 6.50%, due
          11/15/07                                                 Baa3   BBB+          195,486
  300,000 Merrill Lynch & Co., Inc., Medium-Term Notes,
          Ser. C, 4.25%, due 9/14/07                                Aa3     A+          298,388
  285,000 Morgan Stanley, Bonds, 5.80%, due 4/1/07                  Aa3     A+          289,661
  280,000 National Rural Utilities Cooperative Finance
          Corp., Collateral Trust, 6.00%, due 5/15/06                A1     A+          282,682


SEE NOTES TO SCHEDULE OF INVESTMENTS

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------

PRINCIPAL AMOUNT($)                                                   RATING        MARKET VALUE($)+
                                                                   Moody's   S&P

  280,000 SBC Communications, Inc., Notes, 5.75%, due 5/2/06         A2      A          282,088
  200,000 Sprint Capital Corp., Guaranteed Notes, 6.00%, due
          1/15/07                                                  Baa2     A-          203,333
  250,000 Target Corp., Notes, 3.38%, due 3/1/08                     A2     A+          243,639
  250,000 Time Warner Entertainment Co. LP, Notes, 7.25%, due
          9/1/08                                                   Baa1   BBB+          265,583
  300,000 Toyota Motor Credit Corp., Medium-Term Notes, 2.70%,
          due 1/30/07                                               Aaa    AAA          292,523
  300,000 U.S. Bank NA, Notes, 2.85%, due 11/15/06                  Aa1    AA-          293,766
  250,000 Union Bank of Switzerland-NY, Subordinated Notes,
          7.25%, due 7/15/06                                        Aa3     AA          253,879
  150,000 Univision Communications, Inc., Guaranteed Notes,
          3.50%, due 10/15/07                                       Baa2   BBB-         145,572
  290,000 Verizon Global Funding Corp., Notes, 4.00%, due
          1/15/08                                                    A2     A+          286,391
  250,000 Verizon Wireless Capital, Notes, 5.38%, due 12/15/06       A3     A+          252,426
  450,000 Wachovia Corporation, Notes, 4.95%, due 11/1/06           Aa3     A+          451,996
  285,000 Washington Mutual, Inc., Senior Notes, 5.63%, due
          1/15/07                                                    A3     A-          288,564
                                                                                   ------------
          TOTAL CORPORATE DEBT SECURITIES (COST $11,711,985)                         11,560,062
                                                                                   ------------

FOREIGN GOVERNMENT SECURITIES^ (1.5%)

  600,000 Bundesobligation, 3.50%, due 10/10/08                     Aaa    AAA          744,164
  330,000 Bundesobligation, 3.25%, due 4/17/09                      Aaa    AAA          407,033
                                                                                   ------------
          TOTAL FOREIGN GOVERNMENT SECURITIES (COST $1,169,986)                       1,151,197
                                                                                   ------------
ASSET-BACKED SECURITIES (10.7%)
  450,000 Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1,
          5.39%, due 1/25/36                                        Aaa    AAA          452,623(O)
  530,228 Banc of America Commercial Mortgage Inc., Series 2005-1,
          Class A1, 4.36%, due 11/10/42                                    AAA          528,334
  186,835 Banc of America Funding Corp., Ser. 2005-F, Class 4A1,
          5.46%, due 9/20/35                                        Aaa    AAA          187,426
  550,000 Capital Auto Receivables Asset Trust, Ser. 2004-2,
          Class A3, 3.58%, due 1/15/09                              Aaa    AAA          540,006
  350,000 Capital One Prime Auto Receivables Trust, Ser. 2004-3,
          Class A3, 3.39%, due 1/15/09                              Aaa    AAA          345,164
  360,000 Chase Funding Mortgage Loan Asset-Backed, Ser. 2003-6,
          Class 1A3, 3.34%, due 5/25/26                             Aaa    AAA          353,409
  590,000 Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4,
          2.94%, due 6/15/10                                        Aaa    AAA          576,087
  296,973 Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%,
          due 6/25/35                                               Aaa    AAA          320,230**
  750,000 Daimler Chrysler Auto Trust, Ser. 2003-B, Class A4,
          2.86%, due 3/9/09                                         Aaa    AAA          734,570
  425,000 Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3,
          3.48%, due 11/15/08                                       Aaa    AAA          420,080
  134,334 GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4,
          8.50%, due 9/25/35                                        Aaa    AAA          145,180
  417,504 Harborview Mortgage Loan Trust, Floating Rate, Ser.
          2004-4, Class 3A, 2.98%, due 10/19/05                     Aaa    AAA          408,025
  200,000 Honda Auto Receivables Owner Trust, Ser. 2004-3,
          Class A4, 3.28%, due 2/18/10                              Aaa    AAA          193,449
  470,000 Indymac Indx Mortgage Loan Trust, Ser. 2005-AR23, Class
          2A1, 5.59%, due 11/25/35                                  Aaa    AAA          472,773
  200,000 John Deere Owner Trust, Ser. 2005-A, Class A3, 3.98%,
          due 6/15/09                                               Aaa    AAA          198,065

SEE NOTES TO SCHEDULE OF INVESTMENTS

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Balanced Portfolio cont'd
-------------------------------------------------

PRINCIPAL AMOUNT($)                                                   RATING        MARKET VALUE($)+
                                                                   Moody's   S&P


  318,375 JP Morgan Mortgage Trust, Ser. 2005-A4, Class 2A1,       Aaa    AAA           317,260
          5.08%, due 7/25/35
  700,000 MBNA Credit Card Master Note Trust, Ser. 2002-A1,        Aaa    AAA           705,004
          Class A1, 4.95%, due 6/15/09
  425,000 Nissan Auto Receivables Owner Trust, Ser. 2005-A,        Aaa    AAA           419,549
          Class A3, 3.54%, due 10/15/08
  110,000 Nissan Auto Receivables Owner Trust, Ser. 2004-A,        Aaa    AAA           106,572
          Class A4, 2.76%, due 7/15/09
  200,000 Nomura Asset Acceptance Corp., Ser. 2005-S3,             Aaa    AAA            46,062(O)
          Class AIO, 20.00%, due 8/25/35
  370,000 Saxon Asset Securities Trust, Ser. 2004-2,               Aaa    AAA           367,180
          Class AF2, 4.15%, due 8/25/35
  200,000 USAA Auto Owner Trust, Series 2005-1, Class A3,          Aaa    AAA           198,181
          3.90%, due 7/15/09                                                       ------------

          TOTAL ASSET-BACKED SECURITIES (COST $8,120,412)                             8,035,229
                                                                                   ------------
REPURCHASE AGREEMENTS (2.7%)
  2,005,000 State Street Bank and Trust Co. Repurchase Agreement,
            3.00% due 10/3/05, dated 9/30/05, Maturity Value
            $2,005,501, Collateralized by $2,075,000 Fannie Mae,
            3.125%, due 7/15/06 (Collateral Value $2,070,028)
            (COST $2,005,000)                                                         2,005,000#
                                                                                   ------------
NUMBERS OF SHARES
SHORT-TERM INVESTMENTS (1.1%)
  703,100 Neuberger Berman Securities Lending Quality Fund, LLC                         703,100++
   86,062 Neuberger Berman Prime Money Fund Trust Class                                  86,062@
                                                                                   ------------

          TOTAL SHORT-TERM INVESTMENTS (COST $789,162)                                  789,162

          TOTAL INVESTMENTS (100.7%) (COST $59,725,500)                              75,402,801##
          Liabilities, less cash, receivables and other assets
          [(0.7%)]                                                                    (532,606)
                                                                                   ------------
          TOTAL NET ASSETS (100.0%)                                                 $74,870,195
                                                                                   ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                       EUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio
------------------------------------------

NUMBER OF SHARES                           MARKET VALUE($)+        NUMBER OF SHARES                           MARKET VALUE($)+
COMMON STOCKS (92.5%)                                                                                                  801,001
                                                                                                                   -----------
AUTO/TRUCK REPLACEMENT PARTS (0.5%)                                HEALTH PRODUCTS & SERVICES (7.4%)
        4,190  American Axle & Manufacturing                               2,600  Computer Programs and Systems         89,804
               Holdings                              96,705               31,050  Hooper Holmes                        122,026
                                                -----------                3,780  ICU Medical                          108,713*
BANKING & FINANCIAL (2.5%)                                                16,540  K-V Pharmaceutical                   293,916*
        6,970  Boston Private Financial                                    4,000  MWI Veterinary Supply                 79,800*
               Holdings                             184,984               10,810  STERIS Corp.                         257,170
        3,100  Greater Bay Bancorp                   76,384               10,190  Young Innovations                    385,793
        3,620  Wintrust Financial                   181,941                                                        -----------
                                                -----------                                                          1,337,222
                                                    443,309                                                        -----------
                                                -----------        HEAVY INDUSTRY (1.5%)
BASIC MATERIALS (0.5%)                                                     8,500  Chicago Bridge & Iron                264,265
        4,720  AMCOL International                   90,010                                                        -----------
                                                -----------        HOME BUILDERS (1.0%)
BIOTECHNOLOGY (1.0%)                                                       3,060  Beazer Homes USA                     179,530
        3,160  Techne Corp.                         180,057*                                                       -----------
                                                -----------
BUSINESS SERVICES (7.6%)                                           INDUSTRIAL & COMMERCIAL PRODUCTS (2.7%)
       11,810  G & K Services                       465,196                1,800  Middleby Corp.                       130,500*
        5,200  Korn/Ferry International              85,228*               2,200  Mine Safety Appliances                85,140
        6,700  Navigant Consulting                  128,372*               7,450  Modine Manufacturing                 273,266
        4,930  Ritchie Bros. Auctioneers            216,870                                                        -----------
       16,865  Rollins, Inc.                        329,205                                                            488,906
        5,760  Watson Wyatt & Co.                   155,232                                                        -----------
                                                -----------        INSURANCE (6.8%)
                                                  1,380,103                7,800  American Equity Investment
                                                -----------                       Life Holding                          88,530
CONSUMER PRODUCTS & SERVICES (4.0%)                                       20,300  Assured Guaranty                     485,779
       10,520  Blyth, Inc.                          234,491               12,750  HCC Insurance Holdings               363,757
       15,950  Spartech Corp.                       311,663                3,190  Hilb, Rogal and Hamilton             119,051
        5,542  Tootsie Roll Industries              175,958                3,830  RLI Corp.                            177,176
                                                -----------                                                        -----------
                                                    722,112                                                          1,234,293
                                                -----------                                                        -----------
COSMETICS (0.5%)
        4,000  Elizabeth Arden                       86,320*       INTERNET (1.0%)
                                                -----------                4,400  j2 Global Communications             177,848*
DISTRIBUTOR (4.7%)                                                                                                 -----------
       13,960  MSC Industrial Direct                463,053        MACHINERY & EQUIPMENT (5.7%)
        7,950  ScanSource, Inc.                     387,483*               4,400  Bucyrus International                216,172
                                                -----------                8,110  IDEX Corp.                           345,080
                                                    850,536                3,000  Lindsay Manufacturing                 66,030
                                                -----------                6,220  Regal-Beloit                         201,777
EDUCATIONAL (0.8%)                                                         9,170  Robbins & Myers                      206,142
        4,100  Universal Technical Institute        146,001*                                                       -----------
                                                -----------                                                          1,035,201
ELECTRICAL & ELECTRONICS (1.1%)                                                                                    -----------
        3,420  Daktronics, Inc.                      82,012        MANUFACTURING (0.7%)
        5,480  LoJack Corp.                         115,847*               4,800  Drew Industries                      123,888*
                                                -----------                                                        -----------
                                                    197,859        OFFICE (0.3%)
ENTERTAINMENT (2.0%)                            -----------                2,000  Acco Brands                           56,440*
        6,940  International Speedway               364,142                                                        -----------
                                                -----------        OIL SERVICES (6.4%)
FILTERS (0.8%)                                                             5,722  CARBO Ceramics                       377,595
        5,200  CLARCOR Inc.                         149,344                4,980  FMC Technologies                     209,708*
                                                -----------                1,700  Hydril                               116,688*
FINANCIAL SERVICES (4.4%)                                                  6,830  Offshore Logistics                   252,710*
        2,780  FactSet Research Systems              97,967                6,300  TETRA Technologies                   196,686*
        4,320  Financial Federal                    171,936                                                        -----------
        5,090  ITLA Capital                         267,174*                                                         1,153,387
        7,840  W.P. Stewart & Co.                   174,989                                                        -----------
        3,500  World Acceptance                      88,935*       PUBLISHING & BROADCASTING (8.3%)
                                                -----------                4,850  Courier Corp.                        181,390
                                                                          20,360  Emmis Communications                 449,752*
                                                                          16,940  Journal Communications               252,406

See Notes to Schedule of Investments

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Fasciano Portfolio cont'd
-------------------------------------------------

NUMBER OF SHARES                           MARKET VALUE($)+

       18,010  Journal Register                     291,402
        6,600  Meredith Corp.                       329,274
                                                -----------
                                                  1,504,224
                                                -----------
RESTAURANTS (1.6%)
       16,050  Steak n Shake                        291,308*
                                                -----------
RETAIL (1.6%)
        4,840  Christopher & Banks                   67,131
        6,000  Regis Corp.                          226,920
                                                -----------
                                                    294,051
                                                -----------
SEMICONDUCTORS (1.0%)
        5,910  Cabot Microelectronics               173,636*
                                                -----------
SPECIALTY CHEMICAL (0.8%)
        7,600  OM Group                             152,988*
                                                -----------
TECHNOLOGY (4.9%)
        8,200  Kanbay International                 154,160*
        6,200  Landauer, Inc.                       303,800
       11,680  Methode Electronics                  134,554
        9,520  Plantronics, Inc.                    293,311
                                                -----------
                                                    885,825
                                                -----------
TRANSPORTATION (6.9%)
        6,050  Forward Air                          222,882
       13,855  Heartland Express                    281,811
        3,700  Hub Group Class A                    135,827*
       15,020  Landstar System                      601,250
                                                -----------
                                                  1,241,770
                                                -----------
WASTE MANAGEMENT (3.5%)
        7,310  Stericycle, Inc.                     417,767*
        6,165  Waste Connections                    216,268*
                                                -----------
                                                    634,035
                                                -----------
TOTAL COMMON STOCKS
(COST $14,902,593)                               16,736,316
                                                -----------

SHORT-TERM INVESTMENTS (8.0%)
    1,447,658  Neuberger Berman Prime Money
               Fund Trust Class

               (COST $1,447,658)                  1,447,658@#
                                                -----------

TOTAL INVESTMENTS (100.5%)
(COST $16,350,251)                               18,183,974##
Liabilities, less cash, receivables and other
assets [(0.5%)]                                     (82,913)
                                                -----------
TOTAL NET ASSETS (100.0%)                       $18,101,061
                                                -----------

See Notes to Schedule of Investments

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Focus Portfolio
---------------------------------------

NUMBER OF SHARES                            MARKET VALUE($)+

COMMON STOCKS (98.8%)

AUTOS & HOUSING (1.7%)
        1,200   Rush Enterprises Class A              18,336*
                                                  ----------
CONSUMER GOODS & SERVICES (1.4%)
          400   Vertrue Inc.                          14,540*
                                                  ----------
FINANCIAL SERVICES (45.9%)
          600   American International Group          37,176
        1,732   Bank of America                       72,917
        2,000   Capital One Financial                159,040
        1,250   Citigroup Inc.                        56,900
          200   Goldman Sachs                         24,316
          650   J.P. Morgan Chase                     22,055
        1,000   Merrill Lynch                         61,350
          400   Redwood Trust                         19,444
        1,000   Washington Mutual                     39,220
                                                  ----------
                                                     492,418
                                                  ----------
MEDIA & ENTERTAINMENT (2.2%)
          700   Viacom Inc. Class B                   23,107
                                                  ----------
RETAIL (9.3%)
          900   Home Depot                            34,326
        1,700   Select Comfort                        33,966*
          900   TJX Cos.                              18,432
          300   Wal-Mart Stores                       13,146
                                                  ----------
                                                      99,870
                                                  ----------
TECHNOLOGY (38.3%)
          700   Advanced Micro Devices                17,640*
        1,200   Amdocs Ltd.                           33,276*
        1,700   Flextronics International             21,845*
        3,500   International Rectifier              157,780*
        1,400   Jabil Circuit                         43,288*
        4,000   Nokia Corp. ADR                       67,640
          800   Thermo Electron                       24,720*
          700   VeriSign, Inc.                        14,959*
        4,200   webMethods, Inc.                      29,694*
                                                  ----------
                                                     410,842
                                                  ----------
TOTAL COMMON STOCKS
(COST $798,641)                                    1,059,113
                                                  ----------
SHORT-TERM INVESTMENTS (3.9%)

       41,889   Neuberger Berman Prime Money
                Fund Trust Class
                (COST $41,889)                        41,889@#
                                                  ----------

TOTAL INVESTMENTS (102.7%)
(COST $840,530)                                    1,101,002##
Liabilities, less cash, receivables and other
assets [(2.7%)]                                      (28,443)
                                                  ----------
TOTAL NET ASSETS (100.0%)                         $1,072,559
                                                  ----------

See Notes to Schedule of Investments


                                                 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio
----------------------------------------

NUMBER OF SHARES                      MARKET VALUE($)+        NUMBER OF SHARES                        MARKET VALUE($)+
                                                                                                         -------------
COMMON STOCKS (100.0%)                                        ENERGY (11.6%)
                                                                   53,500  Canadian Natural Resources        2,417,665
AEROSPACE (2.4%)                                                   51,200  Denbury Resources                 2,582,528*
     23,500  Goodrich Corp.                  1,041,990             35,000  GlobalSantaFe Corp.               1,596,700
     25,000  Precision Castparts             1,327,500             53,000  National-Oilwell Varco            3,487,400*
     51,000  Rockwell Collins                2,464,320             35,000  Peabody Energy                    2,952,250
                                         -------------             46,250  Quicksilver Resources             2,210,287*
                                             4,833,810             79,000  Smith International               2,631,490
                                         -------------            109,833  XTO Energy                        4,977,632
BASIC MATERIALS (1.0%)                                                                                   -------------
     70,000  Airgas Inc.                     2,074,100                                                      22,855,952
                                         -------------                                                   -------------
BIOTECHNOLOGY (4.8%)
     65,500  Celgene Corp.                   3,557,960*       FINANCIAL SERVICES (5.3%)
     71,000  Gilead Sciences                 3,461,960*            10,000  Chicago Mercantile Exchange       3,373,000
     32,000  Invitrogen Corp.                2,407,360*            27,000  Legg Mason                        2,961,630
                                         -------------             53,000  Moody's Corp.                     2,707,240
                                             9,427,280             35,000  Nuveen Investments                1,378,650
                                         -------------                                                   -------------
BUILDING, CONSTRUCTION & FURNISHING                                                                         10,420,520
(0.3%)                                                                                                   -------------
      4,500  Eagle Materials                   546,165
                                         -------------        HEALTH CARE (4.8%)
BUSINESS SERVICES (8.9%)                                           20,000  American Healthways                 848,000*
     90,000  Alliance Data Systems           3,523,500*            31,000  Cerner Corp.                      2,694,830*(E)
     53,500  CB Richard Ellis Group          2,632,200*            15,000  Gen-Probe                           741,750*
     60,000  Corporate Executive Board       4,678,800             41,000  Omnicare, Inc.                    2,305,430
     32,500  Getty Images                    2,796,300*            73,500  VCA Antech                        1,875,720*
     22,000  Laureate Education              1,077,340*            30,000  WellCare Health Plans             1,111,500*
     50,000  Monster Worldwide               1,535,500*                                                  -------------
     22,500  NAVTEQ                          1,123,875*                                                      9,577,230
      5,400  NeuStar, Inc.                     172,746*                                                  -------------
                                         -------------        INDUSTRIAL (5.4%)
                                            17,540,261             53,500  Danaher Corp.                     2,879,905
                                         -------------             65,800  Donaldson Co.                     2,008,874
BUSINESS SERVICES - IT BUSINESS SERVICES                           54,500  Fastenal Co.                      3,329,405
(0.4%)                                                             36,000  Rockwell International            1,904,400
     15,000  DST Systems                       822,450*            10,000  W.W. Grainger                       629,200
                                         -------------                                                   -------------
COMMUNICATIONS EQUIPMENT (2.4%)                                                                             10,751,784
     85,000  Juniper Networks                2,022,150*                                                  -------------
     54,000  Scientific-Atlanta              2,025,540
     65,000  Tellabs, Inc.                     683,800*       LEISURE (6.6%)
                                         -------------             42,500  Gaylord Entertainment             2,025,125*
                                             4,731,490             53,500  Hilton Hotels                     1,194,120
                                         -------------             39,500  Marriott International            2,488,500
CONSUMER DISCRETIONARY (4.5%)                                      56,000  MGM MIRAGE                        2,451,120*
      5,757  Acco Brands                       162,463*            63,000  Station Casinos                   4,180,680
     45,000  Advance Auto Parts              1,740,600*            23,000  WMS Industries                      646,990*
     27,500  D.R. Horton                       996,050                                                   -------------
     24,500  Fortune Brands                  1,992,585                                                      12,986,535
     25,500  Harman International                                                                        -------------
             Industries                      2,607,885
     40,000  XM Satellite Radio
             Holdings                        1,436,400*       MEDICAL EQUIPMENT (7.3%)
                                         -------------             55,000  C. R. Bard                        3,631,650
                                             8,935,983             48,500  Kinetic Concepts                  2,754,800*
                                         -------------             59,500  Kyphon Inc.                       2,614,430*
CONSUMER STAPLES (1.5%)                                            41,000  ResMed Inc.                       3,265,650*
     25,500  Shoppers Drug Mart                902,752             56,500  Varian Medical Systems            2,232,315*
     15,200  Whole Foods Market              2,043,640                                                   -------------
                                         -------------                                                      14,498,845
                                             2,946,392                                                   -------------
                                         -------------
DIAGNOSTIC EQUIPMENT (1.7%)                                   RETAIL (5.6%)
    106,000  Cytyc Corp.                     2,846,100*            35,000  AnnTaylor Stores                    929,250*
      8,000  IDEXX Laboratories                535,040*           145,000  Coach, Inc.                       4,547,200*
                                         -------------             26,500  Michaels Stores                     876,090
                                             3,381,140             89,000  Nordstrom, Inc.                   3,054,480
                                         -------------             42,000  Urban Outfitters                  1,234,800*
ELECTRICAL & ELECTRONICS (0.8%)
     50,000  Jabil Circuit                   1,546,000*



See Notes to Schedule of Investments

                                                NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Growth Portfolio cont'd
-----------------------------------------------

NUMBER OF SHARES                      MARKET VALUE($)+        NUMBER OF SHARES                        MARKET VALUE($)+
     12,500  Williams-Sonoma                   479,375*       (COST $2,736,919)                              2,736,919#
                                         -------------                                                   -------------
                                            11,121,195
                                         -------------        TOTAL INVESTMENTS (101.4%)
SEMICONDUCTORS (7.7%)                                         (COST $135,755,060)                          200,519,929##
     45,000  Altera Corp.                      859,950*       Liabilities, less cash, receivables and
     35,000  Broadcom Corp.                  1,641,850*       other assets [(1.4%)]                         (2,715,706)
     11,000  KLA-Tencor                        536,360                                                   -------------
     26,500  Linear Technology                 996,135        TOTAL NET ASSETS (100.0%)                   $197,804,223
     54,500  Marvell Technology Group        2,512,995*                                                  -------------
     65,000  MEMC Electronic Materials       1,481,350*
     74,000  Microchip Technology            2,228,880
    120,100  Microsemi Corp.                 3,067,354*
     70,000  National Semiconductor          1,841,000
                                         -------------
                                            15,165,874
                                         -------------
SOFTWARE (4.0%)
     54,100  Autodesk, Inc.                  2,512,404
     45,000  Cognos, Inc.                    1,751,850*
     35,000  McAfee Inc.                     1,099,700*
     40,000  Mercury Interactive             1,584,000*
     45,000  Salesforce.com, Inc.            1,040,400*
                                         -------------
                                             7,988,354
                                         -------------
TECHNOLOGY (4.8%)
     85,500  Activision, Inc.                1,748,475*
     19,000  Agilent Technologies              622,250*
     26,500  CACI International              1,605,900*
     90,000  Cognizant Technology
             Solutions                       4,193,100*
     26,500  Comverse Technology               696,155*
     15,000  Logitech International ADR        611,250*
                                         -------------
                                             9,477,130
                                         -------------
TELECOMMUNICATIONS (5.9%)
     50,000  Alamosa Holdings                  855,500*
     85,000  American Tower                  2,120,750*
     82,000  Leap Wireless International     2,886,400*
    150,000  Nextel Partners                 3,765,000*
     23,500  NII Holdings                    1,984,575*
                                         -------------
                                            11,612,225
                                         -------------
TRANSPORTATION (1.6%)
     36,500  C.H. Robinson Worldwide         2,340,380*
     15,500  Overseas Shipholding Group        904,115
                                         -------------
                                             3,244,495
                                         -------------
UTILITIES (0.7%)
     30,000  Energen Corp                    1,297,800
                                         -------------
TOTAL COMMON STOCKS
(COST $133,018,141)                        197,783,010
                                         -------------

SHORT-TERM INVESTMENTS (1.4%)

  2,723,400  Neuberger Berman Securities
             Lending Quality Fund, LLC       2,723,400++
     13,519  Neuberger Berman Prime
             Money Fund Trust Class             13,519@
                                         -------------
TOTAL SHORT-TERM INVESTMENTS


See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Guardian Portfolio
------------------------------------------

NUMBER OF SHARES                        MARKET VALUE($)+             NUMBER OF SHARES                             MARKET VALUE($)+
COMMON STOCKS (97.3%)                                                                                                    9,787,317
                                                                                                                      ------------
                                                                  REAL ESTATE (1.4%)
AUTOMOTIVE (3.3%)                                                       55,550 AMB Property                              2,494,195
                                                                                                                      ------------
       62,300 Toyota Motor ADR                 5,754,651          TECHNOLOGY (6.1%)
                                             -----------               141,350 Dell Inc.                                 4,834,170*
BANKING & FINANCIAL (3.9%)                                             231,650 National Instruments                      5,707,856
      138,450 State Street                     6,772,974                                                              ------------
                                             -----------                                                                10,542,026
BUSINESS SERVICES (1.2%)                                                                                              ------------
       48,500 Manpower Inc.                    2,152,915          TECHNOLOGY - SEMICONDUCTOR (8.5%)
                                             -----------               379,200 Altera Corp.                              7,246,512*
CONSUMER DISCRETIONARY (2.0%)                                          222,400 Texas Instruments                         7,539,360
      244,585 Discovery Holding                3,531,807*                                                             ------------
                                             -----------                                                                14,785,872
CONSUMER STAPLES (1.9%)                                                                                               ------------
       75,900 Costco Wholesale                 3,270,531          TECHNOLOGY - SEMICONDUCTOR CAPITAL EQUIPMENT (3.4%)
                                             -----------               352,100 Teradyne, Inc.                            5,809,650*
DEFENSE (3.5%)                                                                                                        ------------
       75,550 L-3 Communications Holdings      5,973,739          TELECOMMUNICATIONS (3.6%)
                                             -----------               241,900 Vodafone Group ADR                        6,282,143
ENERGY (2.5%)                                                                                                         ------------
       55,750 BP PLC ADR                       3,949,888(E)       TRANSPORTATION (3.9%)
        5,700 ChevronTexaco Corp.                368,961                95,850 Canadian National Railway                 6,804,391
                                             -----------                                                              ------------
                                               4,318,849          UTILITIES (4.0%)
                                             -----------                12,228 National Grid  ADR                          574,105
FINANCIAL SERVICES (6.7%)                                              679,953 National Grid Transco                     6,394,527
      121,700 Citigroup Inc.                   5,539,784                                                              ------------
       49,400 Goldman Sachs                    6,006,052                                                                 6,968,632
                                             -----------                                                              ------------
                                              11,545,836          WASTE MANAGEMENT (4.1%)
                                             -----------                84,900 Republic Services                         2,996,121
HEALTH PRODUCTS & SERVICES (5.9%)                                      145,050 Waste Management                          4,149,880
       91,800 Quest Diagnostics                4,639,572                                                              ------------
       99,700 UnitedHealth Group               5,603,140                                                                 7,146,001
                                             -----------                                                              ------------
                                              10,242,712          TOTAL COMMON STOCKS
                                             -----------          (COST $124,398,705)                                  168,758,197
INDUSTRIAL (3.6%)                                                                                                     ------------
      114,650 Danaher Corp.                    6,171,610(E)
                                             -----------          SHORT-TERM INVESTMENTS (8.7%)
INDUSTRIAL GASES (1.3%)
       46,100 Praxair, Inc.                    2,209,573
                                             -----------           $ 9,671,400 Neuberger Berman Securities
INSURANCE (6.6%)                                                                Lending Quality Fund, LLC               $9,671,400++
       34,400 Progressive Corp.                3,604,088             5,476,425 Neuberger Berman Prime Money
      208,100 Willis Group Holdings            7,814,155(E)                    Fund Trust Class                          5,476,425@
                                             -----------                                                              ------------
                                              11,418,243          TOTAL SHORT-TERM INVESTMENTS
                                             -----------          (COST $15,147,825)                                    15,147,825#
MEDIA (9.4%)                                                                                                          ------------
       91,150 Comcast Corp. Class A Special    2,623,297*         TOTAL INVESTMENTS (106.0%)
      153,920 Liberty Global Class A           4,168,153*         (COST $139,546,530)                                  183,906,022##
      151,420 Liberty Global Class C           3,899,065*         Liabilities, less cash, receivables
      698,556 Liberty Media                    5,623,376*         and other assets [(6.0%)]                            (10,457,948)
                                             -----------                                                              ------------
                                              16,313,891          TOTAL NET ASSETS (100.0%)                           $173,448,074
                                             -----------                                                              ------------
OIL & GAS (4.4%)
       22,900 Cimarex Energy                   1,038,057*(E)
      133,300 Newfield Exploration             6,545,030*
                                             -----------
                                               7,583,087
                                             -----------
OIL SERVICES (0.5%)
       10,400 Schlumberger Ltd.                  877,552
                                             -----------
PHARMACEUTICAL (5.6%)
       60,300 Millipore Corp.                  3,792,267*
      117,550 Novartis AG ADR                  5,995,050
                                             -----------

See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Portofolio
---------------------------------------------------

PRINCIPAL AMOUNT($)                                                                         RATING           MARKET VALUE($)+
                                                                                         Moody's   S&P

 CORPORATE DEBT SECURITIES (92.4%)
    100,000 Allied Waste North America, Inc., Guaranteed Senior Secured
            Notes, Ser. B, 9.25%, due 9/1/12                                                  B2    BB-              108,250
     50,000 Amerigas Partners L.P., Senior Notes, Ser. D, 10.00%, due
            4/15/06                                                                           B2    BB-               51,000
    125,000 Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                                     B1    BB               128,750
     75,000 Case New Holland, Inc., Senior Notes, 6.00%, due 6/1/09                          Ba3    BB-               72,000*
    125,000 CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due 7/15/09                      B1    BB-              125,937
     50,000 Dole Foods Co., Inc., Debentures, 8.75%, due 7/15/13                              B2    B+                53,500
    125,000 Ferrellgas L.P., Senior Notes, 6.75%, due 5/1/14                                 Ba3    B+               119,375
     50,000 Ford Motor Credit Co., Notes, 6.50%, due 1/25/07                                Baa3    BB+               50,058
     75,000 General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07                        Ba1    BB                74,559
    100,000 Georgia Gulf Corp., Senior Notes, 7.13%, due 12/15/13                            Ba3    BB-              102,000
     50,000 Georgia-Pacific Corp., Guaranteed Notes, 9.38%, due 2/1/13                       Ba1    BB+               55,750
     75,000 HCA, Inc., Notes, 5.50%, due 12/1/09                                             Ba2    BB+               73,460
     50,000 Houghton Mifflin Co., Senior Notes, 8.25%, due 2/1/11                             B3     B-               51,625
     50,000 Jafra Cosmetics, Senior Subordinated Notes, 10.75%, due
            5/15/11                                                                           B3     B-               55,500
     75,000 Jean Coutu Group (PJC), Inc., Senior Subordinated Notes,
            8.50%, due 8/1/14                                                                 B3     B-               74,625
     75,000 Jefferson Smurfit Corp., Guaranteed Senior Notes, 8.25%, due
            10/1/12                                                                           B2     B                70,500
     50,000 K. Hovnanian Enterprises, Guaranteed Notes, 8.88%, due
            4/1/12                                                                           Ba2     B+               52,750
    125,000 L-3 Communications Corp., Guaranteed Senior Subordinated
            Notes, 7.63%, due 6/15/12                                                        Ba3    BB+              131,250
    125,000 Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13                           Ba3     B               130,625
     50,000 LIN Television Corp., Senior Subordinated Notes, 6.50%, due
            5/15/13                                                                           B1     B-               47,375
    125,000 Lyondell Chemical Co., Guaranteed Senior Notes, 10.50%, due
            6/1/13                                                                            B1    BB-              141,250
     75,000 MGM Mirage, Inc., Senior Notes, 6.00%, due 10/1/09                               Ba2    BB                74,063
    100,000 Mylan Laboratories, Inc., Senior Notes, 6.38%, due 8/15/15                       Ba1    BB+              100,125**
     75,000 Nalco Co., Senior Notes, 7.75%, due 11/15/11                                      B2     B-               76,687
    100,000 Norampac, Inc., Senior Notes, 6.75%, due 6/1/13                                  Ba2    BB+               99,500
    100,000 Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser. D,
            8.63%, due 6/15/11                                                               Ba3    BB-              100,500
     50,000 Novelis, Inc., Senior Notes, 7.25%, due 2/15/15                                   B1     B                47,250**
     50,000 Owens & Minor, Inc., Senior Subordinated Notes, 8.50%, due
            7/15/11                                                                          Ba3    BB+               53,125
     50,000 Owens-Brockway Glass Container, Inc., Senior Notes, 8.25%,
            due 5/15/13                                                                       B2     B                52,000
     50,000 Packaging Corp. of America, Unsubordinated Senior Notes,
            4.38%, due 8/1/08                                                                Ba1   BBB                48,685
     50,000 Rogers Wireless, Inc., Secured Notes, 7.25%, due 12/15/12                        Ba3    BB                52,875
    125,000 Salem Communications Holding Corp., Guaranteed Senior
            Subordinated Notes, 7.75%, due 12/15/10                                           B2     B-              130,156
    125,000 Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11                          Ba2    BB               127,500
     50,000 Standard Pacific Corp., Senior Notes, 6.50%, due 8/15/10                         Ba2    BB                48,375
     75,000 Steinway Musical Instruments, Guaranteed Notes, 8.75%, due
            4/15/11                                                                          Ba3     B+               79,125
     50,000 Stewart Enterprises, Senior Notes, 6.25%, due 2/15/13                             B1    BB-               47,500* **
     50,000 Sungard Data Systems, Inc., Senior Unsecured Notes, 9.13%,
            due 8/15/13                                                                       B3     B-               51,813**
     75,000 Toll Corp., Senior Subordinated Notes, 8.25%, due 12/1/11                        Ba2    BB+               79,500

See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS High Income Bond Portfolio cont'd
---------------------------------------------------------

PRINCIPAL AMOUNT($)                                                                         RATING           MARKET VALUE($)+
                                                                                         Moody's   S&P


     50,000 TXU Corp., Senior Notes, Ser. O, 4.80%, due 11/15/09                            Ba1     BB+               48,175*
     50,000 Valmont Industries, Inc., Guaranteed Notes, 6.88%, due
            5/1/14                                                                          Ba3      B+               51,000
     50,000 Ventas Realty LP/CAP Corp., Senior Notes, 6.75%, due 6/1/10                     Ba3     BB                50,750* **
     50,000 Videotron Ltee, Notes, 6.38%, due 12/15/15                                      Ba3      B+               49,625**
    125,000 Vintage Petroleum, Inc., Senior Notes, 8.25%, due 5/1/12                        Ba3     BB-              133,750
     50,000 Warner Music Group, Senior Subordinated Notes, 7.38%, due
            4/15/14                                                                          B3      B-               50,125
     25,000 Williams Scotsman, Inc., Senior Notes, 8.50%, due 10/1/15                        B3      B                25,313**
                                                                                                               -------------

            TOTAL CORPORATE DEBT SECURITIES (COST $3,531,792)                                                      3,447,656
                                                                                                               -------------
CONVERTIBLE BONDS (4.5%)
     50,000 Agere Systems, Unsecured Notes, 6.50%, due 12/15/09                              B3      B                50,000
    125,000 Nortel Networks Corp., Notes, 4.25%, due 9/1/08                                  B3      B-              117,656
                                                                                                               -------------

            TOTAL CONVERTIBLE BONDS (COST $171,843)                                                                  167,656
                                                                                                               -------------

            TOTAL INVESTMENTS(96.9%) (COST $3,703,635)                                                             3,615,312##
            Cash, receivables and other assets, less liabilities (3.1%)                                              114,392
                                                                                                               -------------
            TOTAL NET ASSETS (100.0%)                                                                             $3,729,704
                                                                                                               -------------

See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Portfolio
-----------------------------------------------

NUMBER OF SHARES                          MARKET VALUE($)+       NUMBER OF SHARES                       MARKET VAIUE($)+
COMMON STOCKS (89.2%)                                                     70  Public Power Corp.                   1,541
                                                                       1,410  Titan Cement                        46,925
ARGENTINA (1.3%)                                                                                               ---------
          325 Tenaris SA ADR                      44,798                                                          48,466
                                                                 HONG KONG (1.6%)
AUSTRALIA (4.9%)                                                      75,000  TPV Technology                      56,079
        1,785 Australia & New Zealand
               Banking Group                      32,743         IRELAND (9.1%)
       35,260 Hardman Resources                   65,486*              1,450  Allied Irish Banks                  30,947
        2,770 Woodside Petroleum                  76,216               6,589  Anglo Irish Bank                    90,017
                                              ----------              13,110  C&C Group                           76,827
                                                 174,445               2,610  CRH PLC                             70,968
BELGIUM (2.3%)                                                        15,840  Dragon Oil PLC                      54,513*
        720 Euronav SA                            23,701                                                       ---------
      1,450 InBev NV                              57,540                                                         323,272
         40 Option NV                              2,200*        ITALY (1.6%)
                                              ----------               2,390  Indesit Co.                         26,859
                                                  83,441               4,130  Milano Assicurazioni                29,282
BRAZIL (2.0%)                                                                                                  ---------
         985 Petroleo Brasileiro ADR              70,418                                                          56,141
                                                                 JAPAN (16.3%)
CANADA (10.5%)                                                           350  Acorn Co.                           25,456
      1,180 Canadian Natural Resources            53,361               2,000  Aica Kogyo                          25,191
      1,560 Canadian Western Bank                 50,202               9,000  Brother Industries                  78,962
      1,000 Corus Entertainment Inc., B                                1,000  CHIYODA Corp.                       18,447
             Shares                               28,976               1,600  F.C.C. Co.                          61,856
      3,440 Great Canadian Gaming                 52,595*                  8  Fullcast Co.                        18,853
      1,800 MacDonald Dettwiler                   51,165*              2,100  Heiwa Corp.                         32,252
     16,600 Nelson Resources                      38,177*              1,400  Mars Engineering                    43,003
      2,020 Talisman Energy                       98,969                 500  Maruichi Steel Tube                 11,828
                                              ----------                  20  Moshi Moshi Hotline                  1,908
                                                 373,445                 750  Namco Bandai                        12,512
DENMARK (0.3%)                                                         2,700  Nissan Motor                        30,886
        150 Topdanmark A/S                        11,973*              1,500  Nissha Printing                     30,584
                                                                         800  Nissin Healthcare Food Service      12,498
FINLAND (0.2%)                                                         1,300  PLENUS Co.                          44,750
        300 Orion Oyj                              6,710               1,000  Ricoh Co.                           15,649
                                                                       2,000  Takuma Co.                          15,835
FRANCE (6.0%)                                                          2,400  Tamron Co.                          32,941
        630 BNP Paribas                           48,048               2,400  TENMA Corp.                         42,579
      1,190 Credit Agricole                       35,012               1,400  TKC Corp.                           24,776
        250 Ipsos                                 31,924                                                       ---------
        380 Publicis Groupe                       12,133                                                         580,766
        235 Saft Groupe SA                         8,183*        KOREA (2.1%)
        200 Societe Generale                      22,898               1,590  KT Corp. ADR                        35,775
        395 Total SA ADR                          53,649               1,800  SK Telecom                          39,312
                                              ----------                                                       ---------
                                                 211,847                                                          75,087

GERMANY (1.4%)                                                   NETHERLANDS (2.1%)
        200 Continental AG                        16,471               1,070  Imtech NV                           36,126
        325 Premiere AG                            9,158*              1,500  TNT NV                              37,386
        670 Rhoen-Klinikum AG                     25,853                                                       ---------
                                              ----------                                                          73,512
                                                  51,482
                                                                 NORWAY (1.5%)
GREECE (1.4%)                                                          1,400  Prosafe ASA                         52,467



SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS International Portfolio cont'd
------------------------------------------------------

NUMBER OF SHARES                          MARKET VALUE($)+       NUMBER OF SHARES                       MARKET VAIUE($)+

                                                                     831,180  Neuberger Berman Prime Money
SOUTH AFRICA (0.5%)                                                            Fund Trust Class
       6,250 Steinhoff International             19,382                       (COST $831,180)                   831,180@#
                                                                                                             ----------
SPAIN (1.2%)
       1,520 Banco Popular Espanol               18,585
         508 Telefonica SA ADR                   25,054
                                              ---------          TOTAL INVESTMENTS (115.9%)
                                                 43,639          (COST $3,909,693)                            4,121,487##
SWEDEN (2.7%)                                                    Liabilities, less cash, receivables
       1,400 Alfa Laval AB                       25,532          and other assets [(15.9%)]                    (565,453)
         900 Capio AB                            17,810*                                                     ----------
       1,800 Lundin Petroleum AB                 22,815*          TOTAL NET ASSETS (100.0%)                  $3,556,034
       1,700 Nobia AB                            28,694                                                      ----------
                                              ---------
                                                 94,851
UNITED KINGDOM (20.2%)
      10,151 Amlin PLC                           37,404
       2,740 Barclays PLC                        27,780
       2,800 Barratt Developments                37,430
       6,530 Burren Energy                       96,477
         992 GlaxoSmithKline PLC                 25,311
       1,720 Grafton Group PLC                   17,504
       5,230 Kensington Group                    60,984
      22,320 MFI Furniture Group                 42,949
       2,670 Northern Rock                       39,448
       3,200 Punch Taverns PLC                   45,297
       5,720 Redrow PLC                          43,824
       7,750 RPS Group                           21,118
       1,240 Shire Pharmaceuticals               15,128
       3,140 Trinity Mirror                      33,363
      16,190 Tullow Oil PLC                      74,481
      25,606 Vodafone Group                      66,828
       3,286 William Hill                        33,897
                                              ---------
                                                719,223

TOTAL COMMON STOCKS
(COST $2,972,374)                             3,171,444
                                              ---------

PREFERRED STOCKS (3.3%)

BRAZIL (1.4%)
       1,330 Companhia Vale do Rio Doce ADR      51,750

GERMANY (1.9%)
         87 Porsche AG                           67,113

TOTAL PREFERRED STOCKS
(COST $106,139)                                 118,863
                                              ---------


SHORT-TERM INVESTMENTS (23.4%)


SEE NOTES TO SCHEDULE OF INVESTMENTS

         SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY          International Portfolio
         ------------------------------------------------------------------------------------


                                                                 MARKET VALUE+   PERCENTAGE OF
         INDUSTRY                                              (000'S OMITTED)     NET ASSETS
         --------                                              ---------------  -------------
         OIL & GAS                                                   $749,362          21.1%
         BANKS                                                        456,662          12.8%
         COMMERCIAL SERVICES & SUPPLIES                               239,608           6.7%
         HOTELS RESTAURANTS & LEISURE                                 208,791           5.9%
         TECHNOLOGY - HARDWARE                                        185,830           5.2%
         AUTOMOBILES AND COMPONENTS                                   176,326           5.0%
         CONSUMER DURABLES & APPAREL                                  168,700           4.7%
         TELECOMMUNICATIONS - WIRELESS                                141,915           4.0%
         FOOD, BEVERAGE & TOBACCO                                     134,367           3.8%
         CONSTRUCTION MATERIALS                                       129,720           3.6%
         CAPITAL GOODS                                                128,504           3.6%
         MEDIA                                                        115,555           3.2%
         INSURANCE                                                     78,659           2.2%
         ENERGY SERVICES & EQUIPMENT                                   76,169           2.1%
         PREFERRED STOCKS                                              51,750           1.5%
         PHARMACEUTICALS & BIOTECHNOLOGY                               47,149           1.3%
         HEALTH CARE EQUIPMENT & SERVICES                              43,662           1.2%
         RETAILING                                                     42,949           1.2%
         TRANSPORTATION                                                37,386           1.1%
         CHEMICALS                                                     25,191           0.7%
         DIVERSIFIED FINANCIALS                                        25,456           0.7%
         TELECOMMUNICATIONS - DIVERSIFIED                              25,055           0.7%
         ELECTRIC UTILITIES                                             1,541           0.0%
         OTHER ASSETS - NET                                           265,727           6.4%
                                                                -------------      ---------
                                                                  $ 3,556,034         100.0%
                                                                -------------      ---------

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio
-------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                                RATING           MARKET VALUE($)+
                                                                                                Moody's  S&P
U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT (3.5%)
     10,965,000 U.S. Treasury Notes, 2.25%, due 4/30/06                                         TSY       TSY          $10,857,061
      1,000,000 U.S. Treasury Notes, 3.13%, due 10/15/08                                        TSY       TSY              969,688
                                                                                                                      ------------
                TOTAL U.S. TREASURY SECURITIES-BACKED BY THE FULL FAITH AND CREDIT OF
                THE U.S. GOVERNMENT (COST $11,891,774)
                                                                                                                        11,826,749
                                                                                                                      ------------
U.S. GOVERNMENT AGENCY SECURITIES (16.7%)
     11,250,000 Fannie Mae, Notes, 5.25%, due 4/15/07                                           AGY       AGY           11,391,638
     22,500,000 Federal Home Loan Bank, Bonds, 2.88%, due 8/15/06                               AGY       AGY           22,221,967
     23,230,000 Freddie Mac, Notes, 3.75%, due 4/15/07                                          AGY       AGY           23,022,510
                                                                                                                      ------------
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $57,114,989)                                              56,636,115
                                                                                                                      ------------
MORTGAGE-BACKED SECURITIES (1.2%)
FANNIE MAE
        167,449 Collateralized Mortgage Obligations, Planned Amortization
                Certificates, Ser. 2003-16, Class PA, 4.50%, due 11/25/09                       AGY       AGY              167,182
FREDDIE MAC
         12,589 Mortgage Participation Certificates, 10.00%, due 4/1/20                         AGY       AGY               14,057
        308,170 Pass-Through Certificates, 5.00%, due 2/1/07                                    AGY       AGY              310,840
      3,505,000 Pass-Through Certificates, 8.50%, due 10/1/30                                   AGY       AGY            3,785,109
                                                                                                                      ------------

                TOTAL MORTGAGE-BACKED SECURITIES (COST $4,320,145)                                                       4,277,188
                                                                                                                      ------------
CORPORATE DEBT SECURITIES (40.7%)
      3,300,000 American Express Co., Notes, 5.50%, due 9/12/06                                  A1        A+            3,330,561
      1,765,000 AT&T Wireless Services, Inc., Senior Notes, 7.35%, due
                3/1/06                                                                         Baa2         A            1,785,495
      6,630,000 Bank of America Corp., Senior Notes, 3.88%, due 1/15/08                         Aa2       AA-            6,532,552
      2,990,000 Bank of New York Co., Inc., Senior Notes, 5.20%, due 7/1/07                     Aa3        A+            3,020,683
      3,500,000 Bank One Corp., Notes, 6.50%, due 2/1/06                                        Aa3        A+            3,526,135
      3,300,000 Bear Stearns Cos., Inc., Notes, 4.00%, due 1/31/08                               A1         A            3,254,345
      3,100,000 Berkshire Hathaway Finance, Notes, 3.40%, due 7/2/07                            Aaa       AAA            3,036,258
      3,250,000 Boeing Capital Corp., Senior Notes, 5.75%, due 2/15/07                           A3         A            3,300,047
      3,400,000 Caterpillar Financial Services Corp., Medium-Term Notes,
                2.59%, due 7/15/06                                                               A2         A            3,351,839
      1,285,000 Chase Manhattan Corp., Subordinated Notes, 7.25%, due 6/1/07                     A1         A            1,335,662
      3,350,000 CIT Group, Inc., Senior Notes, 3.88%, due 11/3/08                                A2         A            3,265,359
      6,300,000 Citigroup, Inc., Notes, 5.00%, due 3/6/07                                       Aa1       AA-            6,343,722
      3,250,000 Coca-Cola Enterprises, Notes, 5.38%, due 8/15/06                                 A2         A            3,276,871
      3,000,000 Comcast Cable Communications, Notes, 8.38%, due 5/1/07                         Baa2      BBB+            3,165,276
      4,175,000 Credit Suisse First Boston USA, Inc., Notes, 4.63%, due
                1/15/08                                                                         Aa3        A+            4,173,464
      2,500,000 Daimler Chrysler N.A. Holdings Corp., Guaranteed Notes,
                4.05%, due 6/4/08                                                                A3       BBB            2,441,388
      3,400,000 Diageo Finance BV, Guaranteed Notes, 3.00%, due 12/15/06                         A2        A-            3,334,880
      1,150,000 Enterprise Products Operating, Senior Notes, 4.00%, due
                10/15/07                                                                       Baa3       BB+            1,127,003
      1,345,000 Ford Motor Credit Co., Notes, 6.50%, due 1/25/07                               Baa3       BB+            1,346,564
      6,700,000 General Electric Capital Corp., Notes, 3.50%, due 5/1/08                        Aaa       AAA            6,532,165
        700,000 General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06                      Ba1        BB              702,223
        710,000 General Motors Acceptance Corp., Notes, 6.13%, due 2/1/07                       Ba1        BB              705,828
      4,100,000 Goldman Sachs Group, Inc., Notes, 4.13%, due 1/15/08                            Aa3        A+            4,058,610
      3,300,000 Hewlett-Packard Co., Notes, 5.50%, due 7/1/07                                    A3        A-            3,350,490

SEe Notes to Schedule of Investments


                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------

PRINCIPAL AMOUNT($)                                                                                RATING           MARKET VALUE($)+
                                                                                                Moody's  S&P

      3,200,000 HSBC Finance Corp., Notes, 5.75%, due 1/30/07                                    A1         A            3,249,632
      3,250,000 International Lease Finance Corp., Notes, 5.75%, due 2/15/07                     A1       AA-            3,286,173
      1,500,000 J.P. Morgan Chase & Co., Senior Notes, 5.63%, due 8/15/06                       Aa3        A+            1,513,761
      2,700,000 John Deere Capital Corp., Notes, 5.13%, due 10/19/06                             A3        A-            2,716,991
      2,175,000 Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                                     A3      BBB+            2,175,757
      1,550,000 Mallinckrodt Group, Inc., Notes, 6.50%, due 11/15/07                           Baa3      BBB+            1,594,758
      4,300,000 Merrill Lynch & Co., Inc., Medium-Term Notes, Ser. C, 4.25%,
                due 9/14/07                                                                     Aa3        A+            4,276,887
      3,850,000 Morgan Stanley, Bonds, 5.80%, due 4/1/07                                        Aa3        A+            3,912,959
      3,200,000 National Rural Utilities Cooperative Finance Corp.,
                Collateral Trust, 6.00%, due 5/15/06                                             A1        A+            3,230,650
      3,750,000 SBC Communications, Inc., Notes, 5.75%, due 5/2/06                               A2         A            3,777,967
      1,540,000 Sprint Capital Corp., Guaranteed Notes, 6.00%, due 1/15/07                     Baa2        A-            1,565,661
      3,300,000 Target Corp., Notes, 3.38%, due 3/1/08                                           A2        A+            3,216,032
      3,000,000 Time Warner Entertainment Co. LP, Notes, 7.25%, due 9/1/08                     Baa1      BBB+            3,186,999
      3,400,000 Toyota Motor Credit Corp., Medium-Term Notes, 2.70%, due
                1/30/07                                                                         Aaa       AAA            3,315,265
      3,100,000 U.S. Bank NA, Notes, 2.85%, due 11/15/06                                        Aa1       AA-            3,035,585
      2,150,000 Union Bank of Switzerland-NY, Subordinated Notes, 7.25%, due
                7/15/06                                                                         Aa3        AA            2,183,359
      1,600,000 Univision Communications, Inc., Guaranteed Notes, 3.50%, due
                10/15/07                                                                       Baa2      BBB-            1,552,770
      3,200,000 Verizon Global Funding Corp., Notes, 4.00%, due 1/15/08                          A2        A+            3,160,173
      3,300,000 Verizon Wireless Capital, Notes, 5.38%, due 12/15/06                             A3        A+            3,332,027
      4,100,000 Wachovia Corp., Notes, 4.95%, due 11/1/06                                       Aa3        A+            4,118,183
      3,100,000 Washington Mutual, Inc., Senior Notes, 5.63%, due 1/15/07                        A3        A-            3,138,762
                                                                                                                      ------------
                TOTAL CORPORATE DEBT SECURITIES (COST $139,631,889)                                                    137,837,771
                                                                                                                      ------------
FOREIGN GOVERNMENT SECURITIES^ (2.7%)
      4,800,000 Bundesobligation, 3.50%, due 10/10/08                                           Aaa       AAA            5,953,314
      2,540,000 Bundesobligation, 3.25%, due 4/17/09                                            Aaa       AAA            3,132,917
                                                                                                                      ------------
                TOTAL FOREIGN GOVERNMENT SECURITIES^ (COST $9,238,578)                                                   9,086,231
                                                                                                                      ------------
ASSET-BACKED SECURITIES (30.0%)
      6,300,000 Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1,
                5.39%, due 1/25/36                                                              Aaa       AAA            6,336,716
      5,170,817 Banc of America Commercial Mortgage Inc., Series 2005-1,
                Class A1, 4.36%, due 11/10/42                                                             AAA            5,152,347
      2,659,942 Banc of America Funding Corp., Ser. 2005-F, Class 4A1,
                5.46%, due 9/20/35                                                              Aaa       AAA            2,668,347
      5,000,000 Capital Auto Receivables Asset Trust, Ser. 2004-2, Class A3,
                3.58%, due 1/15/09                                                              Aaa       AAA            4,909,150
      3,100,000 Capital One Prime Auto Receivables Trust, Series 2004-3,
                Class A3, 3.39%, due 1/15/09                                                    Aaa       AAA            3,057,164
      4,140,000 Chase Funding Mortgage Loan, Ser. 2003-6, Class 1A3, 3.34%,
                due 5/25/26                                                                     Aaa       AAA            4,064,207
      6,580,000 Chase Manhattan Auto Owner Trust, Ser. 2003-C, Class A4,
                2.94%, due 6/15/10                                                              Aaa       AAA            6,424,833
      6,400,000 Citibank Credit Card Issuance Trust, Ser. 2004-A1, Class A1,
                2.55%, due 1/20/09                                                              Aaa       AAA            6,242,330**
      3,897,776 Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due
                6/25/35                                                                         Aaa       AAA            4,203,023**
      6,500,000 Daimler Chrysler Auto Trust, Ser. 2003-B, Class A4, 2.86%,



See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------
PRINCIPAL AMOUNT($)                                                                                RATING           MARKET VALUE($)+
                                                                                                Moody's  S&P

                due 3/9/09                                                                      Aaa       AAA            6,366,277
      3,800,000 Ford Credit Auto Owner Trust, Ser. 2005-A, Class A3, 3.48%,
                due 11/15/08                                                                    Aaa       AAA            3,756,010
      1,799,112 GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%,
                due 9/25/35                                                                     Aaa       AAA            1,944,376
      6,101,977 Harborview Mortgage Loan Trust, Floating Rate, Ser. 2004-4,
                Class 3A, 2.98%, due 10/19/05                                                   Aaa       AAA            5,963,442
      6,905,000 Honda Auto Receivables Owner Trust, Ser. 2004-3, Class A4,
                3.28%, due 2/18/10                                                              Aaa       AAA            6,678,833
      6,570,000 Indymac Indx Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1,
                5.59%, due 11/25/35                                                             Aaa       AAA            6,608,763
      2,000,000 John Deere Owner Trust, Ser. 2005-A, Class A3, 3.98%, due
                6/15/09                                                                         Aaa       AAA            1,980,653
      4,388,457 JP Morgan Mortgage Trust, Ser. 2005-A4, Class 2A1, 5.08%,
                due 7/25/35                                                                     Aaa       AAA            4,373,097
      6,400,000 MBNA Credit Card Master Note Trust, Ser. 2002-A1, Class A1,
                4.95%, due 6/15/09                                                              Aaa       AAA            6,445,748
      3,800,000 Nissan Auto Receivables Owner Trust, Ser. 2005-A, Class A3,
                3.54%, due 10/15/08                                                             Aaa       AAA            3,751,258
      3,660,000 Nissan Auto Receivables Owner Trust, Ser. 2004-A, Class A4,
                2.76%, due 7/15/09                                                              Aaa       AAA            3,545,946
      2,750,000 Nomura Asset Acceptance Corp., Ser. 2005-S3, Class AIO,
                20.00%, due 8/25/35                                                             Aaa       AAA              633,353
      4,614,000 Saxon Asset Securities Trust, Ser. 2004-2, Class AF2, 4.15%,
                due 8/25/35                                                                     Aaa       AAA            4,578,833
      1,950,000 USAA Auto Owner Trust, Series 2005-1, Class A3, 3.90%, due
                7/15/09                                                                         Aaa       AAA            1,932,262
                                                                                                                      ------------
                TOTAL ASSET-BACKED SECURITIES (COST $102,711,524)                                                      101,616,968
                                                                                                                      ------------
REPURCHASE AGREEMENTS (3.8%)
     12,850,000 State Street Bank and Trust Co. Repurchase Agreement, 3.00%,
                due 10/03/05, dated 9/30/05, Maturity Value $12,853,213,
                Collateralized by $13,090,000 Fannie Mae, 5.50%, due 2/15/06
                (Collateral Value $13,239,305)
                (COST $12,850,000)
                                                                                                                        12,850,000#
                                                                                                                      ------------
                TOTAL INVESTMENTS (98.6%) (COST $337,758,899)                                                          334,131,022##
                Cash, receivables and other assets, less liabilities (1.4%)                                              4,794,273
                                                                                                                      ------------
                TOTAL NET ASSETS (100.0%)                                                                             $338,925,295
                                                                                                                      ------------


See Notes to Schedule of Investments

                                                         NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio
------------------------------------------------

NUMBER OF SHARES                       MARKET VALUE($)+          NUMBER OF SHARES                       MARKET VALUE($)+
COMMON STOCKS (95.9%)                                            ENERGY (10.0%)
                                                                      162,000  Canadian Natural Resources       7,320,780
AEROSPACE (2.7%)                                                      102,500  GlobalSantaFe Corp.              4,676,050
        70,000 Goodrich Corp.                 3,103,800               146,000  National-Oilwell Varco           9,606,800*
       105,000 Precision Castparts            5,575,500               131,000  Peabody Energy                  11,049,850
       153,000 Rockwell Collins               7,392,960               135,000  Quicksilver Resources            6,451,650*
                                           ------------               185,600  Smith International              6,182,336
                                             16,072,260               328,200  XTO Energy                      14,874,024
BASIC MATERIALS (1.1%)                     ------------                                                      ------------
       225,000 Airgas Inc.                    6,666,750                                                        60,161,490
                                           ------------                                                      ------------
BIOTECHNOLOGY (4.4%)                                             FINANCIAL SERVICES (5.4%)
       196,500 Celgene Corp.                 10,673,880*               30,000  Chicago Mercantile Exchange     10,119,000
       213,000 Gilead Sciences               10,385,880*               80,000  Legg Mason                       8,775,200
        74,500 Invitrogen Corp.               5,604,635*              148,200  Moody's Corp.                    7,570,056
                                           ------------               154,000  Nuveen Investments               6,066,060
                                             26,664,395                                                      ------------
                                           ------------                                                        32,530,316
                                                                                                             ------------
BUILDING, CONSTRUCTION & FURNISHING (0.3%)
        13,000 Eagle Materials                1,577,810          HEALTH CARE (4.4%)
                                           ------------                90,000  Cerner Corp.                     7,823,700*
BUSINESS SERVICES (8.0%)                                               42,500  Gen-Probe                        2,101,625*
       256,500 Alliance Data Systems         10,041,975*              116,000  Omnicare, Inc.                   6,522,680
       151,500 CB Richard Ellis Group         7,453,800*              207,500  VCA Antech                       5,295,400*
       144,000 Corporate Executive Board     11,229,120               120,000  WellCare Health Plans            4,446,000*
        90,000 GettyImages                    7,743,600*                                                     ------------
        67,500 Laureate Education             3,305,475*                                                       26,189,405
       150,000 Monster Worldwide              4,606,500*                                                     ------------
        56,000 NAVTEQ                         2,797,200*         HEALTH PRODUCTS & SERVICES (0.5%)
        15,500 NeuStar, Inc.                    495,845*               70,000  American Healthways              2,968,000*
                                           ------------                                                      -------------
                                             47,673,515           INDUSTRIAL (5.1%)
                                           ------------               148,000  Danaher Corp.                    7,966,840
                                                                      171,700  Donaldson Co.                    5,242,001
BUSINESS SERVICES - IT BUSINESS SERVICES (0.5%)                       138,300  Fastenal Co.                     8,448,747
        50,000 DST Systems                    2,741,500*              112,000  Rockwell International           5,924,800
                                           ------------                50,000  W. W. Grainger                   3,146,000
COMMUNICATIONS EQUIPMENT (2.3%)                                                                              ------------
       230,000 Juniper Networks               5,471,700*                                                       30,728,388
       158,500 Scientific-Atlanta             5,945,335                                                      ------------
       200,000 Tellabs, Inc.                  2,104,000*         INTERNET (0.4%)
                                           ------------               125,000  aQuantive, Inc.                  2,516,250*
                                             13,521,035                                                      ------------
                                           ------------           LEISURE (5.9%)
CONSUMER DISCRETIONARY (3.3%)                                         129,500  Gaylord Entertainment            6,170,675*
        15,746 Acco Brands                      444,352*              155,500  Hilton Hotels                    3,470,760
       127,500 Advance Auto Parts             4,931,700*               98,500  Marriott International           6,205,500
        77,500 D.R. Horton                    2,807,050               160,000  MGM MIRAGE                       7,003,200*
        73,500 Harman International                                   156,000  Station Casinos                 10,352,160
               Industries                     7,516,845                80,000  WMS Industries                   2,250,400*
       120,000 XM Satellite Radio Holdings    4,309,200*                                                     ------------
                                           ------------                                                        35,452,695
                                             20,009,147                                                      ------------
                                           ------------           MEDICAL EQUIPMENT (6.0%)
CONSUMER STAPLES (1.9%)                                               113,000  C. R. Bard                       7,461,390
       155,000 Shoppers Drug Mart             5,487,317               134,500  Kinetic Concepts                 7,639,600*
        45,500 Whole Foods Market             6,117,475               150,500  Kyphon Inc.                      6,612,970*
                                           ------------               108,000  ResMed Inc.                      8,602,200*
                                             11,604,792               141,000  Varian Medical Systems           5,570,910*
                                           ------------                                                      ------------
DIAGNOSTIC EQUIPMENT (1.7%)                                                                                    35,887,070
       300,000 Cytyc Corp.                    8,055,000*                                                     ------------
        35,000 IDEXX Laboratories             2,340,800*         OIL & GAS (1.7%)
                                           ------------               155,400  Denbury Resources                7,838,376*
                                             10,395,800               110,000  Western Oil Sands Class A        2,610,362*
ELECTRICAL & ELECTRONICS (0.8%)            ------------                                                      ------------
       150,000 Jabil Circuit                  4,638,000*
                                           ------------

See Notes to Schedule of Investments

                                                          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Mid-Cap Growth Portfolio cont'd
-------------------------------------------------------

NUMBER OF SHARES                      MARKET VALUE($)+           NUMBER OF SHARES                        MARKET VALUE($)+

                                               10,448,738        PRINCIPAL AMOUNT
                                             ------------        SHORT-TERM INVESTMENTS (4.7%)
RETAIL (6.0%)
       105,000 AnnTaylor Stores                 2,787,750*         28,426,136  Neuberger Berman Prime Money
       331,200 Coach, Inc.                     10,386,432*                     Fund Trust Class
        67,000 Fortune Brands                   5,449,110                     (COST $28,426,136)               28,426,136@#
       110,000 Michaels Stores                  3,636,600                                                     -----------
       249,000 Nordstrom, Inc.                  8,545,680        TOTAL INVESTMENTS (100.6%)
       120,000 Urban Outfitters                 3,528,000*      (COST $427,533,473)                           603,551,654##
        50,000 Williams-Sonoma                  1,917,500*      Liabilities, less cash, receivables
                                             ------------        and other assets [(0.6%)]                     (3,755,338)
                                               36,251,072                                                     -----------
                                             ------------        TOTAL NET ASSETS (100.0%)                   $599,796,316
SEMICONDUCTORS (7.2%)                                                                                         -----------
       132,500 Altera Corp.                     2,532,075*
       102,500 Broadcom Corp.                   4,808,275*
        30,500 KLA-Tencor                       1,487,180
        76,500 Linear Technology                2,875,635
       160,000 Marvell Technology Group         7,377,600*
       200,000 MEMC Electronic Materials        4,558,000*
       206,500 Microchip Technology             6,219,780
       309,000 Microsemi Corp.                  7,891,860*
       195,000 National Semiconductor           5,128,500
                                             ------------
                                               42,878,905
                                             ------------
SOFTWARE (5.1%)
       240,000 Activision, Inc.                 4,908,000*
       155,000 Autodesk, Inc.                   7,198,200
       128,000 Cognos, Inc.                     4,983,040*
       135,000 McAfee Inc.                      4,241,700*
       150,000 Mercury Interactive              5,940,000*
       140,000 Salesforce.com, Inc.             3,236,800*
                                             ------------
                                               30,507,740
                                             ------------
TECHNOLOGY (3.4%)
        56,000 Agilent Technologies             1,834,000*
        75,500 CACI International               4,575,300*
       216,000 Cognizant Technology Solutions  10,063,440*
        80,000 Comverse Technology              2,101,600*
        40,000 Logitech International ADR       1,630,000*
                                             ------------
                                               20,204,340
                                             ------------
TELECOMMUNICATIONS (5.5%)
       150,000 Alamosa Holdings                 2,566,500*
       235,000 American Tower                   5,863,250*
       230,000 Leap Wireless International      8,096,000*
       432,000 Nextel Partners                 10,843,200*
        68,000 NII Holdings                     5,742,600*
                                             ------------
                                               33,111,550
                                             ------------
TRANSPORTATION (1.4%)
        86,500 C.H. Robinson Worldwide          5,546,380
        47,500 Overseas Shipholding Group       2,770,675
                                             ------------
                                                8,317,055
                                             ------------

UTILITIES (0.9%)
       125,000 Energen Corp.                    5,407,500
                                             ------------

TOTAL COMMON STOCKS
(COST $399,107,337)                           575,125,518
                                             ------------


See Notes to Schedule of Investments


                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio
------------------------------------------

NUMBER OF SHARES                        MARKET VALUE($)+         NUMBER OF SHARES                              MARKET VALUE($)+

COMMON STOCKS (98.9%)                                                  219,300  Exxon Mobil                         13,934,322
                                                                       154,700  Sempra Energy                        7,280,182
AUTO RELATED (2.4%)                                                    267,200  Talisman Energy                     13,050,048
        248,000 Harley-Davidson                $12,013,120             141,400  TXU Corp.                           15,961,232
         87,700 Johnson Controls                 5,441,785             303,633  XTO Energy                          13,760,648
                                              ------------                                                        ------------
                                                17,454,905                                                          99,828,450
                                              ------------                                                        ------------
BANKING & FINANACIAL (4.6%)                                      FINANCIAL SERVICES (9.4%)
        243,700 Bank of America                 10,259,770              64,100  American Express                     3,681,904
        719,070 Hudson City Bancorp              8,556,933               5,000  Berkshire Hathaway Class B          13,655,000*
        228,900 Merrill Lynch                   14,043,015             191,000  Citigroup Inc.                       8,694,320
                                              ------------             348,398  Countrywide Financial               11,490,166
                                                32,859,718             292,200  General Electric                     9,838,374
                                              ------------             110,000  Goldman Sachs                       13,373,800
BUILDING, CONSTRUCTION & FURNISHING (13.9%)                            155,400  PMI Group                            6,195,798
        245,000 Centex Corp.                    15,822,100                                                        ------------
        420,066 D.R. Horton                     15,214,790                                                          66,929,362
        287,200 Home Depot                      10,953,808                                                        ------------
        202,300 KB HOME                         14,808,360       HEALTH CARE (6.2%)
        262,600 Lennar Corp.                    15,692,976             430,400  Boston Scientific                   10,058,448*
         11,200 NVR, Inc.                        9,911,440*             92,600  Caremark Rx                          4,623,518*
        390,000 Pulte Homes                     16,738,800             338,500  NBTY, Inc.                           7,954,750*
                                              ------------              66,700  PacifiCare Health Systems            5,321,326*
                                                99,142,274             306,500  Teva Pharmaceutical Industries
BUILDING MATERIALS (0.2%)                     ------------                      ADR                                 10,243,230
         27,700 Cemex S.A. de C.V. ADR           1,439,937              83,200  WellPoint Inc.                       6,308,224*
                                              ------------                                                        ------------
BUSINESS SERVICES (1.5%)                                                                                            44,509,496
        307,300 Career Education                10,927,588*                                                       ------------
                                              ------------       INSURANCE (5.8%)
CAPITAL EQUIPMENT (1.4%)                                               136,300  Aetna Inc.                          11,740,882
        202,200 Joy Global                      10,203,012             304,000  American International Group        18,835,840
                                              ------------             136,500  Hartford Financial Services
COAL (4.8%)                                                                     Group                               10,533,705
        234,300 Arch Coal                       15,815,250                                                        ------------
        219,000 Peabody Energy                  18,472,650                                                          41,110,427
                                              ------------                                                        ------------
                                                34,287,900
                                              ------------       MANUFACTURING (0.9%)
COMMUNICATION SERVICES (1.6%)                                        198,000  Masco Corp,                            6,074,640
        295,600 Scientific-Atlanta              11,087,956                                                        ------------
                                              ------------       METALS (2.2%)
CONSUMER CYCLICALS (2.1%)                                               59,000  Nucor Corp.                          3,480,410
        117,900 Avon Products                    3,183,300              96,400  Phelps Dodge                        12,525,252
         46,400 Best Buy                         2,019,792                                                        ------------
        126,500 Whirlpool Corp.                  9,584,905                                                          16,005,662
                                              ------------                                                        ------------
                                                14,787,997       OFFICE (0.6%)
                                              ------------             130,800  Equity Office Properties Trust       4,278,468
                                                                                                                  ------------
CONSUMER GOODS & SERVICES (1.0%)                                 OIL & GAS (7.8%)
        130,000 Colgate-Palmolive                6,862,700             133,800  Denbury Resources                    6,748,872*
                                              ------------             107,000  EOG Resources                        8,014,300
DEFENSE & AEROSPACE (0.4%)                                              33,400  National-Oilwell Varco               2,197,720*
         82,700 Embraer-Empresa Brasileira de                          141,800  Petroleo Brasileiro ADR             10,137,282*
                Aeronautica ADR                  3,192,220             278,100  Quicksilver Resources               13,290,399*
                                              ------------              71,900  Southwestern Energy                  5,277,460*
DIVERSIFIED (0.3%)                                                     411,000  Western Oil Sands Class A            9,753,262*
        316,800 ABB Ltd.                         2,325,002*                                                       ------------
                                              ------------                                                          55,419,295
                                                                                                                  ------------
ELECTRICAL & ELECTRONICS (1.3%)
        320,700 Tyco International               8,931,495
                                              ------------       PHARMACEUTICAL (1.1%)
ENERGY (14.0%)                                                         211,600  Shire Pharmaceuticals Group ADR      7,827,084
        101,600 Anadarko Petroleum               9,728,200                                                        ------------
        350,300 Canadian Natural Resources      15,830,057       RETAIL (2.2%)
        147,100 ConocoPhillips                  10,283,761             209,900  J.C. Penney                          9,953,458

See Notes to Schedule of Investments

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Partners Portfolio cont'd
-------------------------------------------------


NUMBER OF SHARES                                MARKET VALUE($)+

   273,700 TJX Cos.                                  5,605,376
                                                 -------------
                                                    15,558,834
                                                 -------------
SOFTWARE (4.5%)
   341,100 Check Point Software
           Technologies                              8,295,552*
   337,100 Microsoft Corp.                           8,673,583
   706,000 Oracle Corp.                              8,747,340*
   268,257 Symantec Corp.                            6,078,704*
                                                 -------------
                                                    31,795,179
                                                 -------------
TECHNOLOGY (2.6%)
    87,400 IBM                                       7,011,228
   191,600 Lexmark International Group              11,697,180*
                                                 -------------
                                                    18,708,408
                                                 -------------
TRANSPORTATION (5.5%)
   243,100 Frontline Ltd.                           10,821,137
   230,300 General Maritime                          8,477,343
   137,300 Overseas Shipholding Group                8,008,709
   167,893 Ship Finance International                3,357,860
   196,300 Teekay Shipping                           8,450,715
                                                 -------------
                                                    39,115,764
                                                 -------------
UTILITIES (0.6%)
   85,200 Exelon Corp.                               4,553,088
                                                 -------------
TOTAL COMMON STOCKS
(COST $539,667,582)                                705,216,861
                                                 -------------
SHORT-TERM INVESTMENTS (1.0%)

   6,743,362 Neuberger Berman Prime Money
             Fund Trust Class
            (COST $6,743,362)                        6,743,362@#
                                                 -------------
TOTAL INVESTMENTS (99.9%)
(COST $546,410,944)                                711,960,223##
Cash, receivables and other assets,
less liabilities (0.1%)                                789,262
                                                 -------------
TOTAL NET ASSETS (100.0%)                         $712,749,485
                                                 -------------

See Notes to Schedule of Investments

                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Regency Portfolio
-----------------------------------------
NUMBER OF SHARES                       MARKET  VALUE($)+         NUMBER OF SHARES                         MARKET VALUE($)+
COMMON STOCKS (95.8%)                                                                                          24,355,637
                                                                                                            -------------
                                                                 FINANCIAL SERVICES (4.5%)
AUTO RELATED (5.6%)                                                    47,100  Ambac Financial Group            3,394,026
        88,950 Advance Auto Parts             3,440,586*               28,600  Bear Steams                      3,138,850
        42,600 Borg-Warner Automotive         2,405,196                72,000  CIT Group                        3,252,960
        64,000 Harley-Davidson                3,100,160                                                     -------------
        51,300 Johnson Controls               3,183,165                                                         9,785,836
                                          -------------                                                     -------------
                                             12,129,107          HEALTH CARE  (6.2%)
                                          -------------                44,400  Coventry Health Care             3,819,288*
BANKING & FINANCIAL (7.0%)                                             27,000  Health Management Associates       633,690
        91,000 Astoria Financial              2,404,220               132,200  NBTY, Inc.                       3,106,700*
        65,000 First Horizon National         2,362,750                67,300  Omnicare, Inc.                   3,784,279
       344,900 Hudson City Bancorp            4,104,310                27,000  WellPoint Inc.                   2,047,140*
        87,100 IndyMac Bancorp                3,447,418                                                     -------------
       111,565 North Fork Bancorp             2,844,908                                                        13,391,097
                                          -------------                                                     -------------
                                             15,163,606          INSURANCE (5.2%)
                                          -------------                51,100  Arch Capital Group               2,534,049*
BUILDING, CONSTRUCTION & FURNISHING (12.1%)                            70,200  Endurance Specialty Holdings     2,394,522
        57,800 Beazer Homes USA               3,391,126(E)             85,900  PMI GROUP                        3,424,833
        67,600 Centex Corp.                   4,365,608                53,300  Radian Group                     2,830,230
        74,500 Hovnanian Enterprises          3,814,400*                                                    -------------
        37,100 KB HOME                        2,715,720                                                        11,183,634
        74,300 Lennar Corp.                   4,440,168
       102,200 Pulte Homes                    4,386,424          MANUFACTURING (3.6%)
       104,300 WCI Communities                2,958,991*               83,600  Briggs & Stratton                2,891,724
                                          -------------                52,000  Ingersoll-Rand                   1,987,960
                                             26,072,437                92,800  Masco Corp.                      2,847,104
                                          -------------                                                     -------------
BUSINESS SERVICES (3.0%)                                                                                        7,726,788
       104,600 Career Education               3,719,576*         METALS (1.8%)                              -------------
        62,000 Manpower Inc.                  2,752,180                30,500  Phelps Dodge                     3,962,865
                                          -------------                                                     -------------
                                              6,471,756          OIL & GAS (4.9%)
                                          -------------                85,400  Denbury Resources                4,307,576*
CAPITAL EQUIPMENT (1.8%)                                               91,000  Quicksilver Resources            4,348,890*
        78,300 Joy Global                     3,951,018                24,900  Southwestern Energy              1,827,660*
                                          -------------                                                     -------------
COAL (6.0%)                                                                                                    10,484,126
       123,400 Alpha Natural Resources        3,706,936*                                                    -------------
        67,400 Arch Coal                      4,549,500
        55,000 Peabody Energy                 4,639,250          PHARMACEUTICAL (0.8%)
                                          -------------                43,900  Shire Pharmaceuticals Group ADR  1,623,861
                                             12,895,686                                                     -------------
                                          -------------          REAL ESTATE (3.3%)
                                                                       50,100  Colonial Properties Trust        2,228,448
COMMUNICATION SERVICES (1.6%)                                          69,600  Developers Diversified Realty    3,250,320
        90,900 Scientific-Atlanta             3,409,659                70,300  Trizec Properties                1,621,118
                                          -------------                                                     -------------
                                                                                                                7,099,886
CONSUMER CYCLICALS (2.3%)                                                                                   -------------
        19,900 Black & Decker                 1,633,591
        42,300 Whirlpool Corp.                3,205,071          RETAIL (2.8%)
                                          -------------                113,300 Dollar Tree Stores               2,452,945*
                                              4,838,662                 26,500 Jones Apparel Group                755,250
                                          -------------                 12,300 Ross Stores                        290,535
CONSUMER PRODUCTS & SERVICES (1.2%)                                     43,800 V. F. Corp.                      2,539,086
       112,800 Spectrum Brands                2,656,440*                                                    -------------
                                          -------------                                                         6,037,816
ELECTRIC UTILITIES (1.5%)                                                                                   -------------
       116,400 DPL Inc.                       3,235,920
                                          -------------          SOFTWARE (1.6%)
ENERGY (11.3%)                                                        140,000  Check Point Software
       107,500 Canadian Natural Resources     4,857,925                        Technologies                     3,404,800*
        30,600 Sunoco, Inc.                   2,392,920                                                     -------------
        96,500 Talisman Energy                4,713,060          TECHNOLOGY (1.8%)
        48,400 TXU Corp.                      5,463,392                64,700  Lexmark International Group      3,949,935*
       152,876 XTO Energy                     6,928,340                                                     -------------
                                                                 TRANSPORTATION  (5.3%)

See Notes to Schedule of Investments


                                                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Regency Portfolio cont'd
------------------------------------------------
NUMBER OF SHARES                       MARKET VALUE($)+

        81,600 FrontlineLtd. ADR              3,600,192(E)
        75,400 General Maritime               2,775,474(E)
        43,600 Overseas Shipholding Group     2,543,188
        57,900 Teekay Shipping                2,492,595(E)
                                          -------------
                                             11,411,449
                                          -------------

UTILITIES, ELECTRIC & GAS (0.6%)
        27,700 Edison International           1,309,656
                                          -------------
TOTAL COMMON STOCKS
(COST $182,202,550)                         206,551,677
                                          -------------

SHORT-TERM INVESTMENTS (10.5%)

        11,765,500 Neuberger Berman
                   Securities Lending
                   Quality Fund, LLC         11,765,500++
        10,774,484 Neuberger Berman
                   Prime Money
                   Fund Trust Class          10,774,484@
                                          -------------

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,539,984)                           22,539,984#
                                          -------------

TOTAL INVESTMENTS (106.3%)
(COST $204,742,534)                         229,091,661##
Liabilities, less' cash, receivables
and other assets [(6.3%)]                   (13,533,206)
                                          -------------
TOTAL NET ASSETS (100.0%)                  $215,558,455
                                          -------------


See Notes to Schedule of Investments

                                                 NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Socially Responsive Portfolio
-----------------------------------------------------

NUMBER OF SHARES                    MARKET VALUE($)+       NUMBER OF SHARES                                MARKET VALUE($)
COMMON STOCKS (97.3%)                                      TECHNOLOGY (6.2%)
                                                               29,500 Dell Inc.                                1,008,900*
AUTOMOTIVE (3.3%)                                              50,487 National Instruments                     1,244,000
    12,850 Toyota Motor ADR             1,186,954                                                          -------------
                                    -------------                                                              2,252,900
BANKING & FINANCIAL (3.9%)                                                                                 -------------
    28,975 State Street                 1,417,457          TECHNOLOGY - SEMICONDUCTOR (8.5%)
                                    -------------              79,125 Altera Corp.                             1,512,079*
BUSINESS SERVICES (3.1%)                                       46,450 Texas Instruments                        1,574,655
    25,760 Manpower Inc.                1,143,486                                                          -------------
                                    -------------                                                              3,086,734
                                                                                                           -------------
CONSUMER DISCRETIONARY (4.1%)                              TECHNOLOGY - SEMICONDUCTOR CAPITAL
    12,900 Borg-Warner Automotive         728,334                       EQUIPMENT (3.1%)
    52,555 Discovery Holding              758,894*             68,800 Teradyne, Inc.                           1,135,200*
                                    -------------                                                          -------------
                                        1,487,228          TELECOMMUNICATIONS (4.0%)
                                    -------------              55,500 Vodafone Group ADR                       1,441,335
                                                                                                           -------------
CONSUMER STAPLES (2.0%)                                    TRANSPORTATION (3.7%)
    17,050 Costco Wholesale               734,685              19,112 Canadian National Railway                1,356,761
                                    -------------                                                          -------------
                                                           UTILITIES (4.0%)
ENERGY (2.0%)                                                  12,009 National Grid ADR                          563,823
    10,410 BP PLC ADR                     737,549              94,400 National Grid Transco                      887,772
                                    -------------                                                          -------------
                                                                                                               1,451,595
FINANCIAL SERVICES (6.7%)                                                                                  -------------
    25,360 Citigroup Inc.               1,154,387          TOTAL COMMON STOCKS
    10,375 Goldman Sachs                1,261,393          (COST $31,336,692)                                 35,321,786
                                    -------------                                                          -------------
                                        2,415,780
                                    -------------          PRINCIPAL AMOUNT
                                                           REPURCHASE AGREEMENTS (5.5%)
HEALTH PRODUCTS & SERVICES (5.9%)
    19,225 Quest Diagnostics              971,631          $ 1,996,000  State Street Bank and Trust Co.,
    20,715 UnitedHealth Group           1,164,183                       Repurchase Agreement, 3.00 %,
                                    -------------                       due 10/03/05, dated 9/30/05,
                                        2,135,814                       Maturity Value $1,996,499,
                                    -------------                       Collateralized by $2,075,000
                                                                        Freddie Mac, 2.02%, due 3/08/06
INDUSTRIAL (3.6%)                                                       (Collateral Value $2,059,595)
    23,950 Danaher Corp.                1,289,228                     (COST $1,996,000)                        1,996,000#
                                    -------------                                                          -------------

INDUSTRIAL GASES (1.5%)                                    TOTAL INVESTMENTS (102.8%)
    11,450 Praxair, Inc.                  548,799          (COST $33,332,692)                                 37,317,786##
                                    -------------          Liabilities, less cash, receivables
                                                           and other assets [(2.8%)]                          (1,003,173)
INSURANCE (6.4%)                                                                                           -------------
     7,275 Progressive Corp.              762,202          TOTAL NET ASSETS (100.0%)                         $36,314,613
    41,600 Willis Group Holdings        1,562,080                                                          -------------
                                    -------------
                                        2,324,282
                                    -------------

MEDIA (9.9%)
    25,025 Comcast Corp. Class A          720,220*
           Special                        922,507*
    34,066 Liberty Global Class A         769,049*
    29,866 Liberty Global Class C       1,172,080*
   145,600 Liberty Media            -------------
                                        3,583,856
                                    -------------

OIL & GAS (5.4%)
    12,500 Cimarex Energy                 566,625*
    28,180 Newfield Exploration         1,383,638*
                                    -------------
                                        1,950,263
                                    -------------

PHARMACEUTICAL (8.5%)
    11,800 Millipore Corp.                742,102*
    24,500 novartis AG ADR              1,249,500
    22,000 Novo Nordisk A/S Class B     1,091,273
                                    -------------
                                        3,082,875
                                    -------------

REAL ESTATE (1.5%)
    12,450 AMB Property                   559,005
                                    -------------

See Notes to Schedule of Investments

       NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SEPTEMBER 30, 2005 (UNAUDITED)



NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

+ Investments in equity securities by each Fund are valued at the latest sale price where that price is readily available; equity securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices, with the exception of securities held by Neuberger Berman AMT International Portfolio, which are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investment in debt securities by each Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Funds value all other securities, including securities for which the necessary last sale, asked and/or bid prices are not readily available, by methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Funds' foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#     At cost, which approximates market value.

## At September 30, 2005, selected Fund information on a U.S. Federal income tax basis was as follows:



                                                                                       GROSS            GROSS      NET UNREALIZED
     NEUBERGER BERMAN                                                             UNREALIZED       UNREALIZED        APPRECIATION
                                                                      COST      APPRECIATION     DEPRECIATION      (DEPRECIATION)

     Balanced Portfolio ("Balanced")                           $59,725,500       $16,303,222         $625,921         $15,677,301
     Fasciano Portfolio                                         16,350,251         2,413,111          579,388           1,833,723
     Focus Portfolio                                               840,530           267,397            6,925             260,472
     Growth Portfolio                                          135,755,060        66,057,008        1,292,139          64,764,869
     Guardian Portfolio                                        139,546,530        44,977,337          617,845          44,359,492
     High Income Bond Portfolio ("High Income")                  3,703,635             1,440           89,763            (88,323)
     International Portfolio                                     3,909,693           240,522           28,728             211,794
     Limited Maturity Bond Portfolio ("Limited Maturity")      337,758,899           108,939        3,736,816         (3,627,877)
     Mid-Cap Growth Portfolio                                  427,533,473       180,238,211        4,220,037         176,018,174
     Partners Portfolio                                        546,410,944       172,104,549        6,555,270         165,549,279
     Regency Portfolio                                         204,742,534        29,831,541        5,482,414          24,349,127
     Socially Responsive Portfolio                              33,332,692         4,385,773          400,679           3,985,094

*     Non-income producing security.

(E)   All or a portion of this security is on loan.

++ Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A, and are deemed liquid. At September 30, 2005, these securities amounted to $320,230, $372,376 and $10,445,353 or 0.43%, 9.98% and 3.08% of net assets for
      Balanced, High Income and Limited Maturity, respectively.

^ Principal amount is stated in the currency in which the security is denominated.

      EUR = Euro Currency


      At September 30, 2005, open forward foreign currency contracts for Balanced were as follows:

      -------------------------------------------------------------------------------------------------------------------
                               CONTRACTS TO      IN EXCHANGE         SETTLEMENT                            NET UNREALIZED
       SELL                         DELIVER              FOR               DATE             VALUE            DEPRECIATION
      -------------------------------------------------------------------------------------------------------------------
       Euro Dollar              961,000 EUR       $1,164,991           10/19/05        $1,159,823                  $5,168
      -------------------------------------------------------------------------------------------------------------------


      At September 30, 2005, open forward foreign currency contracts for Limited
Maturity were as follows:

      -------------------------------------------------------------------------------------------------------------------
                               CONTRACTS TO      IN EXCHANGE         SETTLEMENT                            NET UNREALIZED
       SELL                         DELIVER              FOR               DATE             VALUE            DEPRECIATION
      -------------------------------------------------------------------------------------------------------------------
       Euro Dollar            7,525,000 EUR       $9,122,332           10/19/05        $9,081,863                 $40,469
      -------------------------------------------------------------------------------------------------------------------


(O) All or a portion of this security was purchased on a when-issued basis. At September 30, 2005, these securities amounted to $498,685 or .67% of net assets for Balanced.

(OO) All or a portion of this security is segregated as collateral for when-issued purchase commitments.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust


By:  /s/ Peter E. Sundman
    ---------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ---------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: November 28, 2005



By: /s/ John M. McGovern
    ---------------------------
     John M. McGovern
     Treasurer and Principal Financial
      and Accounting Officer

Date: November 28, 2005